STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Net income	$ 3,949	$ 16,410	$ 21,804	$ 41,725
Unrealized gains/(losses) from hedging financial instruments
Unrealized loss on interest rate swaps, net	(125)	(691)	(3,196)	(3,248)
Comprehensive income	3,824	15,719	18,608	38,477
Less: comprehensive loss/(income) attributable to the non-controlling interest	(374)	4	(751)	114
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 3,450	$ 15,723	$ 17,857	$ 38,591